Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 13.2%
BMO Dividend Income Fund — Institutional Class (1)	19,711	$299,016
BMO Large-Cap Growth Fund — Class R6 (1)	43,668	844,968
BMO Large-Cap Value Fund — Class R6 (1)	66,172	976,703
BMO Low Volatility Equity Fund — Institutional Class (1)	30,791	493,277
Dodge & Cox Stock Fund — Retail Class	2,506	497,962
Harbor Capital Appreciation Fund — Retirement Class	3,889	313,158
T. Rowe Price Growth Stock Fund — Institutional Class	3,800	277,884
Vanguard Institutional Index Fund — Institutional Class	4,597	1,311,060

Total Large-Cap Funds		5,014,028

Mid-Cap Funds — 1.3%
BMO Mid-Cap Growth Fund — Class R6 (1)	8,832	143,960
BMO Mid-Cap Value Fund — Class R6 (1)	13,266	142,870
Vanguard Mid-Cap Index Fund — Institutional Class	4,259	203,852

Total Mid-Cap Funds		490,682

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,546	221,683
BMO Small-Cap Value Fund — Class R6 (1)	9,655	123,972
Goldman Sachs Small Cap Value Fund — Institutional Class	1,696	94,311

Total Small-Cap Funds		439,966

International Funds — 6.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	31,214	338,357
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	15,483	238,125
BMO Pyrford International Stock Fund — Class R6 (1)	22,236	305,293
Dodge & Cox International Stock Fund — Retail Class	10,380	448,014
MFS International Value Fund — Class R6	9,174	423,581
T. Rowe Price International Discovery Fund — Institutional Class	4,158	275,037
Vanguard Developed Markets Index Fund — Admiral Class	29,742	410,438
Vanguard Emerging Markets Stock Index Fund — Admiral Class	3,087	107,990

Total International Funds		2,546,835

Fixed Income Funds — 65.9%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	601,677	7,153,935
Metropolitan West Total Return Bond Fund — Plan Class	835,724	8,689,112
TCW Emerging Markets Income Fund — Institutional Class	339,652	2,795,331
Vanguard Long-Term Treasury Index Fund — Admiral Class	57,755	1,669,128
Vanguard Total Bond Market Index Fund — Institutional Class	419,286	4,649,886

Total Fixed Income Funds		24,957,392

Alternative Funds — 10.6%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	430,957	3,994,969

Total Mutual Funds (identified cost $32,345,869)		37,443,872

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (1)	355,465	355,465

Total Short-Term Investments — 0.9% (identified cost $355,485)		355,465

Total Investments — 99.8% (identified cost $32,701,354)		37,799,337
Other Assets and Liabilities — 0.2%		73,703

Total Net Assets — 100.0%		$37,873,040

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 25.1%
BMO Dividend Income Fund — Institutional Class (1)	73,091	$1,108,783
BMO Large-Cap Growth Fund — Class R6 (1)	162,328	3,141,052
BMO Large-Cap Value Fund — Class R6 (1)	245,389	3,621,942
BMO Low Volatility Equity Fund — Institutional Class (1)	114,056	1,827,178
Dodge & Cox Stock Fund — Retail Class	9,288	1,845,885
Harbor Capital Appreciation Fund — Retirement Class	14,348	1,155,323
T. Rowe Price Growth Stock Fund — Institutional Class	14,011	1,024,619
Vanguard Institutional Index Fund — Institutional Class	17,052	4,862,695

Total Large-Cap Funds		18,587,477

Mid-Cap Funds — 2.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	32,875	535,867
BMO Mid-Cap Value Fund — Class R6 (1)	49,380	531,818
Vanguard Mid-Cap Index Fund — Institutional Class	15,961	763,873

Total Mid-Cap Funds		1,831,558

Small-Cap Funds — 2.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	46,740	825,903
BMO Small-Cap Value Fund — Class R6 (1)	35,639	457,602
Goldman Sachs Small Cap Value Fund — Institutional Class	6,265	348,327

Total Small-Cap Funds		1,631,832

International Funds — 12.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	115,207	1,248,847
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	57,008	876,782
BMO Pyrford International Stock Fund — Class R6 (1)	82,040	1,126,402
Dodge & Cox International Stock Fund — Retail Class	38,402	1,657,451
MFS International Value Fund — Class R6	33,980	1,568,860
T. Rowe Price International Discovery Fund — Institutional Class	15,332	1,014,054
Vanguard Developed Markets Index Fund — Admiral Class	106,237	1,466,069
Vanguard Emerging Markets Stock Index Fund — Admiral Class	11,503	402,365

Total International Funds		9,360,830

Fixed Income Funds — 48.1%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	929,103	11,047,036
Metropolitan West Total Return Bond Fund — Plan Class	1,253,316	13,030,855
TCW Emerging Markets Income Fund — Institutional Class	475,607	3,914,249
Vanguard Long-Term Treasury Index Fund — Admiral Class	128,611	3,716,847
Vanguard Total Bond Market Index Fund — Institutional Class	343,333	3,807,562

Total Fixed Income Funds		35,516,549

Alternative Funds — 8.4%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	672,695	6,235,881

Total Mutual Funds (identified cost $59,376,389)		73,164,127

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (1)	598,601	598,602

Total Short-Term Investments — 0.8% (identified cost $598,645)		598,602

Total Investments — 99.8% (identified cost $59,975,034)		73,762,729
Other Assets and Liabilities — 0.2%		133,054

Total Net Assets — 100.0%		$73,895,783

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 99.1%

Large-Cap Funds — 36.7%
BMO Dividend Income Fund — Institutional Class (1)	395,444	$5,998,886
BMO Large-Cap Growth Fund — Class R6 (1)	878,791	17,004,612
BMO Large-Cap Value Fund — Class R6 (1)	1,328,787	19,612,901
BMO Low Volatility Equity Fund — Institutional Class (1)	617,460	9,891,715
Dodge & Cox Stock Fund — Retail Class	50,281	9,992,298
Harbor Capital Appreciation Fund — Retirement Class	77,878	6,270,702
T. Rowe Price Growth Stock Fund — Institutional Class	75,983	5,556,654
Vanguard Institutional Index Fund — Institutional Class	92,448	26,363,224

Total Large-Cap Funds		100,690,992

Mid-Cap Funds — 3.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	178,087	2,902,822
BMO Mid-Cap Value Fund — Class R6 (1)	267,450	2,880,432
Vanguard Mid-Cap Index Fund — Institutional Class	86,338	4,132,152

Total Mid-Cap Funds		9,915,406

Small-Cap Funds — 3.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	252,552	4,462,589
BMO Small-Cap Value Fund — Class R6 (1)	192,145	2,467,138
Goldman Sachs Small Cap Value Fund — Institutional Class	33,667	1,871,924

Total Small-Cap Funds		8,801,651

International Funds — 18.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	625,704	6,782,630
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	308,861	4,750,288
BMO Pyrford International Stock Fund — Class R6 (1)	445,201	6,112,606
Dodge & Cox International Stock Fund — Retail Class	208,296	8,990,054
MFS International Value Fund — Class R6	183,660	8,479,563
T. Rowe Price International Discovery Fund — Institutional Class	83,135	5,498,535
Vanguard Developed Markets Index Fund — Admiral Class	591,885	8,168,018
Vanguard Emerging Markets Stock Index Fund — Admiral Class	62,161	2,174,404

Total International Funds		50,956,098

Fixed Income Funds — 30.0%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	2,025,881	24,087,731
Metropolitan West Total Return Bond Fund — Plan Class	2,826,858	29,391,137
TCW Emerging Markets Income Fund — Institutional Class	1,304,273	10,734,166
Vanguard Long-Term Treasury Index Fund — Admiral Class	431,925	12,482,631
Vanguard Total Bond Market Index Fund — Institutional Class	504,952	5,599,917

Total Fixed Income Funds		82,295,582

Alternative Funds — 7.0%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	2,082,130	19,301,343

Total Mutual Funds (identified cost $200,504,934)		271,961,072

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (1)	2,534,281	2,534,281

Total Short-Term Investments — 0.9% (identified cost $2,534,335)		2,534,281

Total Investments — 100.0% (identified cost $203,039,269)		274,495,353
Other Assets and Liabilities — 0.0%		115,862

Total Net Assets — 100.0%		$274,611,215

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 99.3%

Large-Cap Funds — 48.6%
BMO Dividend Income Fund — Institutional Class (1)	229,480	$3,481,212
BMO Large-Cap Growth Fund — Class R6 (1)	509,675	9,862,218
BMO Large-Cap Value Fund — Class R6 (1)	770,996	11,379,906
BMO Low Volatility Equity Fund — Institutional Class (1)	358,188	5,738,169
Dodge & Cox Stock Fund — Retail Class	29,169	5,796,813
Harbor Capital Appreciation Fund — Retirement Class	45,252	3,643,673
T. Rowe Price Growth Stock Fund — Institutional Class	44,170	3,230,125
Vanguard Institutional Index Fund — Institutional Class	53,627	15,292,853

Total Large-Cap Funds		58,424,969

Mid-Cap Funds — 4.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	103,430	1,685,903
BMO Mid-Cap Value Fund — Class R6 (1)	155,331	1,672,922
Vanguard Mid-Cap Index Fund — Institutional Class	50,000	2,392,991

Total Mid-Cap Funds		5,751,816

Small-Cap Funds — 4.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	146,809	2,594,108
BMO Small-Cap Value Fund — Class R6 (1)	111,460	1,431,152
Goldman Sachs Small Cap Value Fund — Institutional Class	19,550	1,086,952

Total Small-Cap Funds		5,112,212

International Funds — 24.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	363,452	3,939,815
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	178,867	2,750,976
BMO Pyrford International Stock Fund — Class R6 (1)	258,690	3,551,810
Dodge & Cox International Stock Fund — Retail Class	120,737	5,211,033
MFS International Value Fund — Class R6	106,568	4,920,228
T. Rowe Price International Discovery Fund — Institutional Class	48,327	3,196,337
Vanguard Developed Markets Index Fund — Admiral Class	346,231	4,777,988
Vanguard Emerging Markets Stock Index Fund — Admiral Class	36,134	1,263,970

Total International Funds		29,612,157

Fixed Income Funds — 11.4%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	287,846	3,422,494
Metropolitan West Total Return Bond Fund — Plan Class	416,094	4,326,173
TCW Emerging Markets Income Fund — Institutional Class	302,770	2,491,795
Vanguard Long-Term Treasury Index Fund — Admiral Class	119,637	3,457,511
Vanguard Total Bond Market Index Fund — Institutional Class	1,130	12,527

Total Fixed Income Funds		13,710,500

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	730,781	6,774,342

Total Mutual Funds (identified cost $84,474,564)		119,385,996

Short-Term Investments — 0.6%

Mutual Funds — 0.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (1)	714,495	714,495

Total Short-Term Investments — 0.6% (identified cost $714,520)		714,495

Total Investments — 99.9% (identified cost $85,189,084)		120,100,491
Other Assets and Liabilities — 0.1%		139,425

Total Net Assets — 100.0%		$120,239,916

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 99.2%

Large-Cap Funds — 58.3%
BMO Dividend Income Fund — Institutional Class (1)	382,252	$5,798,770
BMO Large-Cap Growth Fund — Class R6 (1)	853,181	16,509,055
BMO Large-Cap Value Fund — Class R6 (1)	1,290,391	19,046,163
BMO Low Volatility Equity Fund — Institutional Class (1)	600,187	9,614,989
Dodge & Cox Stock Fund — Retail Class	48,561	9,650,499
Harbor Capital Appreciation Fund — Retirement Class	75,476	6,077,354
T. Rowe Price Growth Stock Fund — Institutional Class	73,407	5,368,284
Vanguard Institutional Index Fund — Institutional Class	89,264	25,455,331

Total Large-Cap Funds		97,520,445

Mid-Cap Funds — 5.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	174,368	2,842,194
BMO Mid-Cap Value Fund — Class R6 (1)	260,975	2,810,704
Vanguard Mid-Cap Index Fund — Institutional Class	83,238	3,983,751

Total Mid-Cap Funds		9,636,649

Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	244,883	4,327,087
BMO Small-Cap Value Fund — Class R6 (1)	188,287	2,417,609
Goldman Sachs Small Cap Value Fund — Institutional Class	32,490	1,806,434

Total Small-Cap Funds		8,551,130

International Funds — 29.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	603,711	6,544,231
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	298,169	4,585,835
BMO Pyrford International Stock Fund — Class R6 (1)	430,199	5,906,625
Dodge & Cox International Stock Fund — Retail Class	200,961	8,673,477
MFS International Value Fund — Class R6	177,468	8,193,713
T. Rowe Price International Discovery Fund — Institutional Class	80,315	5,312,033
Vanguard Developed Markets Index Fund — Admiral Class	575,405	7,940,586
Vanguard Emerging Markets Stock Index Fund — Admiral Class	59,960	2,097,408

Total International Funds		49,253,908

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	90,762	841,366

Total Mutual Funds (identified cost $105,707,228)		165,803,498

Short-Term Investments — 0.6%

Mutual Funds — 0.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.880% (1)	1,001,936	1,001,936

Total Short-Term Investments — 0.6% (identified cost $1,001,961)		1,001,936

Total Investments — 99.8% (identified cost $106,709,189)		166,805,434

Other Assets and Liabilities — 0.2%		280,603

Total Net Assets — 100.0%		$167,086,037

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2019.

(1)  Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(2)  Non-income producing.

Additional Information Associated with the Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2019, the Corporation consisted of 32 portfolios, including 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.    Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the “FASB” issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Notes to Schedules of Investments (Unaudited)

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the year ended November 30, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the year ended November 30, 2019, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of November 30, 2019.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,443,872	$—	$—	$37,443,872
Short-Term Investments	355,465	—	—	355,465

Total	$37,799,337	$—	$—	$37,799,337

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,164,127	$—	$—	$73,164,127
Short-Term Investments	598,602	—	—	598,602

Total	$73,762,729	$—	$—	$73,762,729

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$271,961,072	$—	$—	$271,961,072
Short-Term Investments	2,534,281	—	—	2,534,281

Total	$274,495,353	$—	$—	$274,495,353

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$119,385,996	$—	$—	$119,385,996
Short-Term Investments	714,495	—	—	714,495

Total	$120,100,491	$—	$—	$120,100,491

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$165,803,498	$—	$—	$165,803,498
Short-Term Investments	1,001,936	—	—	1,001,936

Total	$166,805,434	$—	$—	$166,805,434

3.     Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2019. All securities listed on the table present the Institutional Class, except for BMO Institutional Prime Money Market, which has a Premier Class.

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Conservative Allocation Fund

Large-Cap Funds – 6.9%
BMO Low Volatility Equity Fund	$475,209	$52,460	$38,936	$(401)	$4,945	$493,277	$1,845	$—
BMO Dividend Income Fund	292,539	32,343	50,477	22,687	1,924	299,016	1,514	—
BMO Large-Cap Value Fund	872,627	159,058	121,080	63,687	2,411	976,703	4,604	—
BMO Large-Cap Growth Fund	743,735	142,229	90,821	48,785	1,040	844,968	—	—
						2,613,964

Mid-Cap Funds – 0.8%
BMO Mid-Cap Growth Fund	137,532	15,446	18,992	9,507	467	143,960	—	—
BMO Mid-Cap Value Fund	138,801	15,851	23,508	9,701	2,025	142,870	—	—
						286,830

Small-Cap Funds – 0.9%
BMO Small-Cap Growth Fund	209,043	32,375	40,284	19,038	1,511	221,683	—	—
BMO Small-Cap Value Fund	119,570	19,886	27,290	11,271	535	123,972	—	—
						345,655

International Funds – 2.3%
BMO LGM Emerging Markets Equity Fund	234,221	26,575	31,682	9,017	(6)	238,125	—	—
BMO Pyrford International Stock Fund	364,133	37,526	119,369	1,182	21,821	305,293	—	—
BMO Disciplined International Equity Fund	397,559	129,175	218,761	9,783	20,601	338,357	—	—
						881,775

Fixed Income Funds – 18.9%
BMO TCH Core Plus Bond Fund	7,645,843	1,112,658	1,529,274	(161,818)	86,526	7,153,935	59,490	—

Alternative Funds – 10.6%
BMO Alternative Strategies Fund	3,922,099	378,660	286,024	1,883	(21,649)	3,994,969	—	—

Short-Term Investment – 0.9%
BMO Institutional Prime Money Market Fund	290,913	3,677,071	3,612,495	(78)	54	355,465	1,544	—

Totals	$15,843,824	$5,831,313	$6,208,993	$44,244	$122,206	$15,632,593	$68,997	$—

Moderate Allocation Fund

Large-Cap Funds – 13.2%
BMO Low Volatility Equity Fund	$1,762,692	$100,685	$52,020	$13,105	$2,716	$1,827,178	$6,810	$—
BMO Dividend Income Fund	1,085,928	58,572	124,980	85,759	3,504	1,108,783	5,789	—
BMO Large-Cap Value Fund	3,248,906	385,019	249,470	238,010	(523)	3,621,942	17,581	—
BMO Large-Cap Growth Fund	2,775,255	316,030	129,471	178,811	427	3,141,052	—	—

						9,698,955

Mid-Cap Funds – 1.4%
BMO Mid-Cap Growth Fund	513,703	23,284	37,296	35,020	1,156	535,867	—	—
BMO Mid-Cap Value Fund	516,503	30,981	57,961	40,248	2,047	531,818	—	—

						1,067,685

Small-Cap Funds – 1.7%
BMO Small-Cap Growth Fund	791,550	56,525	96,305	71,494	2,639	825,903	—	—
BMO Small-Cap Value Fund	442,812	36,792	63,968	43,717	(1,751)	457,602	—	—

						1,283,505

International Funds – 4.4%
BMO LGM Emerging Markets Equity Fund	861,314	44,935	61,123	33,920	(2,264)	876,782	—	—
BMO Pyrford International Stock Fund	1,348,953	285,168	595,197	9,195	78,283	1,126,402	—	—
BMO Disciplined International Equity Fund	1,470,274	301,935	638,731	89,033	26,336	1,248,847	—	—

						3,252,031

Fixed Income Funds – 15.0%
BMO TCH Core Plus Bond Fund	10,686,927	802,520	344,870	(96,278)	(1,263)	11,047,036	86,568	—

Alternative Funds – 8.4%
BMO Alternative Strategies Fund	6,006,630	397,096	137,468	(19,750)	(10,627)	6,235,881	—	—

Short-Term Investment – 0.8%

BMO Institutional Prime Money Market Fund	696,506	4,087,795	4,185,711	(147)	159	598,602	3,171	—

Totals	$32,207,953	$6,927,337	$6,774,571	$722,137	$100,839	$33,183,695	$119,919	$—

Notes to Schedules of Investments (Unaudited)

Balanced Allocation Fund

Large-Cap Funds – 19.1%
BMO Low Volatility Equity Fund	$9,840,258	$423,285	$460,438	$(31,014)	$119,624	$9,891,715	$38,223	$—
BMO Dividend Income Fund	6,050,960	102,567	649,691	398,755	96,295	5,998,886	32,146	—
BMO Large-Cap Value Fund	18,143,713	1,530,174	1,380,685	1,289,950	29,749	19,612,901	97,750	—
BMO Large-Cap Growth Fund	15,513,513	1,582,735	1,095,902	892,336	111,930	17,004,612	—	—

						52,508,114
Mid-Cap Funds – 2.2%
BMO Mid-Cap Growth Fund	2,886,233	24,967	210,703	164,901	37,424	2,902,822	—	—
BMO Mid-Cap Value Fund	2,901,971	49,814	308,316	194,768	42,195	2,880,432	—	—

						5,783,254
Small-Cap Funds – 2.5%
BMO Small-Cap Growth Fund	4,414,268	61,953	422,967	389,522	19,813	4,462,589	—	—
BMO Small-Cap Value Fund	2,482,108	73,722	321,042	255,567	(23,217)	2,467,138	—	—

						6,929,727
International Funds – 6.4%
BMO LGM Emerging Markets Equity Fund	4,812,244	111,274	350,213	157,154	19,829	4,750,288	—	—
BMO Pyrford International Stock Fund	7,536,704	1,641,534	3,521,706	(402,151)	858,225	6,112,606	—	—
BMO Disciplined International Equity Fund	8,214,534	1,768,171	3,812,791	373,503	239,213	6,782,630	—	—

						17,645,524
Fixed Income Funds – 8.8%
BMO TCH Core Plus Bond Fund	23,835,921	1,802,700	1,331,063	(249,212)	29,385	24,087,731	190,761	—
Alternative Funds – 7.0%
BMO Alternative Strategies Fund	19,017,134	1,249,914	869,759	(31,610)	(64,336)	19,301,343	—	—
Short-Term Investment – 0.9%

BMO Institutional Prime Money Market Fund	2,721,496	10,628,999	10,816,069	(576)	431	2,534,281	11,107	—

Totals	$128,371,057	$21,051,809	$25,551,345	$3,401,893	$1,516,560	$128,789,974	$369,987	$—

Growth Allocation Fund

Large-Cap Funds – 25.4%
BMO Low Volatility Equity Fund	$5,418,771	$541,818	$274,605	$52,367	$(182)	$5,738,169	$21,499	$—
BMO Dividend Income Fund	3,330,821	50,546	181,499	276,101	5,243	3,481,212	17,552	—
BMO Large-Cap Value Fund	9,987,271	1,873,926	1,234,813	749,536	3,986	11,379,906	53,610	—
BMO Large-Cap Growth Fund	8,540,272	1,803,263	1,061,385	574,653	5,415	9,862,218	—	—

						30,461,505
Mid-Cap Funds – 2.8%
BMO Mid-Cap Growth Fund	1,584,650	24,476	39,506	114,718	1,565	1,685,903	—	—
BMO Mid-Cap Value Fund	1,593,287	33,818	88,239	130,319	3,737	1,672,922	—	—

						3,358,825
Small-Cap Funds – 3.4%
BMO Small-Cap Growth Fund	2,425,688	85,284	153,967	229,968	7,135	2,594,108	—	—
BMO Small-Cap Value Fund	1,372,534	47,808	121,878	141,805	(9,117)	1,431,152	—	—

						4,025,260
International Funds – 8.5%
BMO LGM Emerging Markets Equity Fund	2,668,786	92,009	110,257	105,359	(4,921)	2,750,976	—	—
BMO Pyrford International Stock Fund	4,148,947	916,997	1,773,209	(175,352)	434,427	3,551,810	—	—
BMO Disciplined International Equity Fund	4,519,910	883,043	1,810,285	231,006	116,141	3,939,815	—	—

						10,242,601
Fixed Income Funds – 2.8%
BMO TCH Core Plus Bond Fund	3,201,664	341,963	92,697	(28,618)	182	3,422,494	26,539	—
Alternative Funds – 5.6%
BMO Alternative Strategies Fund	6,309,807	625,488	128,275	(20,446)	(12,232)	6,774,342	—	—
Short-Term Investment – 0.6%

BMO Institutional Prime Money Market Fund	1,152,517	4,526,356	4,964,133	(229)	(16)	714,495	4,833	—

Totals	$56,254,925	$11,846,795	$12,034,748	$2,381,187	$551,363	$58,999,522	$124,033	$—

Notes to Schedules of Investments (Unaudited)

Aggressive Allocation Fund

Large-Cap Funds – 30.6%
BMO Low Volatility Equity Fund	$9,429,318	$610,533	$512,773	$55,693	$32,218	$9,614,989	$36,913	$—
BMO Dividend Income Fund	5,764,728	177,025	621,917	463,279	15,655	5,798,770	30,222	—
BMO Large-Cap Value Fund	17,286,092	3,329,393	2,852,649	1,276,581	6,746	19,046,163	92,280	—
BMO Large-Cap Growth Fund	14,758,236	1,946,559	1,179,209	934,044	49,425	16,509,055	—	—
						50,968,977
Mid-Cap Funds – 3.4%
BMO Mid-Cap Growth Fund	2,736,158	69,647	161,669	164,638	33,420	2,842,194	—	—
BMO Mid-Cap Value Fund	2,761,184	75,756	255,974	199,083	30,655	2,810,704	—	—
						5,652,898
Small-Cap Funds – 4.0%
BMO Small-Cap Growth Fund	4,170,031	134,765	377,942	380,510	19,723	4,327,087	—	—
BMO Small-Cap Value Fund	2,345,901	131,172	284,590	245,668	(20,542)	2,417,609	—	—
						6,744,696
International Funds – 10.1%
BMO LGM Emerging Markets Equity Fund	4,612,374	115,267	313,267	181,353	(9,892)	4,585,835	—	—
BMO Pyrford International Stock Fund	7,216,629	1,544,736	3,296,883	(338,010)	780,153	5,906,625	—	—
BMO Disciplined International Equity Fund	7,859,748	1,610,195	3,518,406	372,021	220,673	6,544,231	—	—
						17,036,691
Alternative Funds – 0.5%
BMO Alternative Strategies Fund	808,700	70,636	34,119	(1,076)	(2,775)	841,366	—	—

Short-Term Investment – 0.6%
BMO Institutional Prime Money Market Fund	1,351,802	8,450,164	8,800,107	(31)	108	1,001,936	7,069	—

Totals	$81,100,901	$18,265,848	$22,209,505	$3,933,753	$1,155,566	$82,246,564	$166,484	$—